UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      York Capital Management Global Advisors, LLC
Address:   767 Fifth Avenue
           17th Floor
           New York, NY 10153

Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Fosina
Title:     Chief Financial Officer
Phone:     (212) 300-1300


Signature, Place, and Date of Signing:

     /s/ John J. Fosina        New York, New York         August 14, 2012
     ------------------        ------------------        -----------------
         [Signature]             [City, State]                 [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              ------------

Form 13F Information Table Entry Total:            98
                                              ------------

Form 13F Information Table Value Total:        $3,979,143
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

               COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
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NAME OF ISSUER                      TITLE OF           CUSIP     VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                     CLASS                      (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS   SOLE  SHARED NONE
AMERICAN INTL GROUP INC             COM NEW          026874784   51,973   1,619,600 SH              SOLE        1,619,600
AMYLIN PHARMACEUTICALS INC            COM            032346108   45,069   1,598,200 SH              SOLE        1,598,200
ADVANCED MICRO DEVICES INC            COM            007903107    5,730   1,000,000 SH              SOLE        1,000,000
APPLE INC                             COM            037833100   62,722     107,400 SH              SOLE          107,400
BEAM INC                              COM            073730103   57,297     916,900 SH              SOLE          916,900
BROADCOM CORP                        CL A            111320107    4,220     125,000 SH              SOLE          125,000
COMMVAULT SYSTEMS INC                 COM            204166102    6,692     135,000 SH              SOLE          135,000
CONSTELLATION BRANDS INC             CL A            21036P108    7,332     270,969 SH              SOLE          270,969
CORRECTIONS CORP AMER NEW           COM NEW          22025Y407   50,817   1,725,517 SH              SOLE        1,725,517
CARNIVAL CORP                     PAIRED CTF         143658300   10,778     314,506 SH              SOLE          314,506
CHEMTURA CORP                       COM NEW          163893209   46,042   3,175,326 SH              SOLE        3,175,326
COMMERCIAL VEH GROUP INC              COM            202608105   13,872   1,609,272 SH              SOLE        1,609,272
COSAN LTD                            SHS A           G25343107    8,366     659,239 SH              SOLE          659,239
DOLLAR THRIFTY AUTOMOTIVE GP          COM            256743105  428,366   5,291,077 SH              SOLE        5,291,077
ENERGY TRANSFER EQUITY L P      COM UT LTD PTN       29273V100    7,708     187,900 SH              SOLE          187,900
FIFTH & PAC COS INC                   COM            316645100   42,407   3,952,187 SH              SOLE        3,952,187
FORTUNE BRANDS HOME & SEC IN          COM            34964C106   52,577   2,360,865 SH              SOLE        2,360,865
FIRST HORIZON NATL CORP               COM            320517105    4,241     490,300 SH              SOLE          490,300
GAP INC DEL                           COM            364760108   33,757   1,233,800 SH              SOLE        1,233,800
GENON ENERGY INC                      COM            37244E107   11,980   7,005,781 SH              SOLE        7,005,781
GEO GROUP INC                         COM            36159R103    6,932     305,100 SH              SOLE          305,100
GEORGIA GULF CORP              COM PAR$0.01 NEW      373200302    6,821     265,700 SH              SOLE          265,700
GOODRICH CORP                         COM            382388106  234,526   1,848,119 SH              SOLE        1,848,119
GRIFOLS S A                      SPONSORED ADR       398438309   22,158   2,308,094 SH              SOLE        2,308,094
GILAT SATELLITE NETWORKS LTD        SHS NEW          M51474118   25,360   8,121,651 SH              SOLE        8,121,651
HARRY WINSTON DIAMOND CORP            COM            41587B100   15,878   1,399,919 SH              SOLE        1,399,919
HCA HOLDINGS INC                      COM            40412C101   19,661     646,100 SH              SOLE          646,100
HILLSHIRE BRANDS CO                   COM            432589109   17,190     592,951 SH              SOLE          592,951
HOLOGIC INC                           COM            436440101    3,387     187,726 SH              SOLE          187,726
HUMAN GENOME SCIENCES INC             COM            444903108  120,381   9,168,400 SH              SOLE        9,168,400
HARVEST NATURAL RESOURCES INC         COM            41754V103    2,885     337,429 SH              SOLE          337,429
HERTZ GLOBAL HOLDINGS INC             COM            42805T105  160,831  12,564,902 SH              SOLE       12,564,902
IVANHOE ENERGY INC                    COM            465790103      415     959,720 SH              SOLE          959,720
IVANHOE MINES LTD                     COM            46579N103   25,514   2,635,781 SH              SOLE        2,635,781
JPMORGAN CHASE & CO                   COM            46625H100  101,269   2,834,291 SH              SOLE        2,834,291
KINDER MORGAN INC DEL                 COM            49456B101       78       2,420 SH              SOLE            2,420
KINDER MORGAN INC DEL          *W EXP 05/25/201      49456B119    3,149   1,457,829 SH              SOLE        1,457,829
LAMAR ADVERTISING CO                 CL A            512815101    3,504     122,500 SH              SOLE          122,500
LIBERTY INTERACTIVE CORPORAT     INT COM SER A       53071M104    4,047     227,700 SH              SOLE          227,700
MORGAN STANLEY                      COM NEW          617446448   26,990   1,849,900 SH              SOLE        1,849,900
MANITOWOC INC                         COM            563571108   77,211   6,599,200 SH              SOLE        6,599,200
MOTOROLA SOLUTIONS INC              COM NEW          620076307    4,652      96,700 SH              SOLE           96,700
NOVACOPPER INC                        COM            66988K102    6,504   3,235,562 SH              SOLE        3,235,562
NOVAGOLD RES INC                    COM NEW          66987E206   27,811   5,267,200 SH              SOLE        5,267,200
OAKTREE CAP GROUP LLC           UNIT 99/99/9999      674001201   36,910   1,044,139 SH              SOLE        1,044,139
PACIFIC DRILLING SA LUXEMBOU        REG SHS          L7257P106    7,400     869,549 SH              SOLE          869,549
RADWARE LTD                           ORD            M81873107   77,664   2,028,300 SH              SOLE        2,028,300
REGIONS FINANCIAL CORP NEW            COM            7591EP100   64,497   9,555,100 SH              SOLE        9,555,100
ROCK-TENN CO                         CL A            772739207   10,584     194,023 SH              SOLE          194,023
ROCKWOOD HLDGS INC                    COM            774415103   42,443     956,990 SH              SOLE          956,990
SKYWORKS SOLUTIONS INC                COM            83088M102   34,870   1,276,348 SH              SOLE        1,276,348
SLM CORP                              COM            78442P106   30,056   1,913,171 SH              SOLE        1,913,171
SUNCOKE ENERGY INC                    COM            86722A103    6,426     438,600 SH              SOLE          438,600
SANOFI                         RIGHT 12/31/2020      80105N113    7,641   5,419,464 SH              SOLE        5,419,464
SPANSION INC                     COM CL A NEW        84649R200      223      20,336 SH              SOLE           20,336
TRIO MERGER CORP                      COM            896697109      756      86,250 SH              SOLE           86,250
TERADATA CORP DEL                     COM            88076W103   40,584     563,593 SH              SOLE          563,593
TRANSOCEAN LTD                      REG SHS          H8817H100   14,834     331,644 SH              SOLE          331,644
TYCO INTERNATIONAL LTD                SHS            H89128104  156,812   2,967,112 SH              SOLE        2,967,112
UNITED CMNTY BKS BLAIRSVLE G          COM            90984P303   15,676 1,829,181.2 SH              SOLE      1,829,181.2
UNITED RENTALS INC                    COM            911363109  143,921   4,227,991 SH              SOLE        4,227,991
GRACE W R & CO DEL NEW                COM            38388F108   13,321     264,042 SH              SOLE          264,042
JA SOLAR HOLDINGS CO LTD        NOTE 4.500% 5/1      466090AA5      230     250,000 SH              SOLE          250,000
TRINA SOLAR LIMITED             NOTE 4.000% 7/1      89628EAA2   16,250  18,207,000 SH              SOLE       18,207,000
AETNA INC NEW                         COM            00817Y108   37,607     970,000 SH  CALL        SOLE          970,000
BANK OF AMERICA CORPORATION           COM             60505104  194,008  23,717,300 SH  CALL        SOLE       23,717,300
CATERPILLAR INC DEL                   COM            149123101   46,395     546,400 SH  CALL        SOLE          546,400
CITIGROUP INC                       COM NEW          172967424   33,446   1,220,200 SH  CALL        SOLE        1,220,200
CIGNA CORPORATION                     COM            125509109   12,430     282,500 SH  CALL        SOLE          282,500
FORD MTR CO DEL                  COM PAR $0.01       345370860   47,950   5,000,000 SH  CALL        SOLE        5,000,000
GENERAL MTRS CO                       COM            37045V100  180,259   9,140,900 SH  CALL        SOLE        9,140,900
GOLDMAN SACHS GROUP INC               COM            38141G104   38,536     402,000 SH  CALL        SOLE          402,000
HERTZ GLOBAL HOLDINGS INC             COM            42805T105   14,592   1,140,000 SH  CALL        SOLE        1,140,000
ISHARES INC                       MSCI SPAIN         464286764   61,611   2,484,300 SH  CALL        SOLE        2,484,300
IVANHOE MINES LTD                     COM            46579N103   12,681   1,310,000 SH  CALL        SOLE        1,310,000
JPMORGAN CHASE & CO                   COM            46625H100   35,730   1,000,000 SH  CALL        SOLE        1,000,000
MORGAN STANLEY                      COM NEW          617446448   34,428   2,359,700 SH  CALL        SOLE        2,359,700
MANITOWOC INC                         COM            563571108    9,723     831,000 SH  CALL        SOLE          831,000
MOTOROLA SOLUTIONS INC              COM NEW          620076307    2,333      48,500 SH  CALL        SOLE           48,500
RIO TINTO PLC                    SPONSORED ADR       767204100   49,722   1,040,000 SH  CALL        SOLE        1,040,000
SPDR S&P 500 ETF TR                 TR UNIT          78462F103  163,326   1,200,000 SH  CALL        SOLE        1,200,000
WELLPOINT INC                         COM            94973V107    6,857     107,500 SH  CALL        SOLE          107,500
ISHARES TR                       RUSSELL 2000        464287655   48,532     610,000 SH  CALL        SOLE          610,000
ARMSTRONG WORLD INDS INC NEW          COM            04247X102   12,290     250,000 SH  PUT         SOLE          250,000
CHESAPEAKE ENERGY CORP                COM            165167107    9,356     503,000 SH  PUT         SOLE          503,000
HERTZ GLOBAL HOLDINGS INC             COM            42805T105   11,822     923,600 SH  PUT         SOLE          923,600
HOME DEPOT INC                        COM            437076102   20,507     387,000 SH  PUT         SOLE          387,000
LOWES COS INC                         COM            548661107    9,343     328,500 SH  PUT         SOLE          328,500
LULULEMON ATHLETICA INC               COM            550021109   12,075     202,500 SH  PUT         SOLE          202,500
MASCO CORP                            COM            574599106    8,857     638,600 SH  PUT         SOLE          638,600
TYCO INTERNATIONAL LTD                SHS            H89128104  105,515   1,996,500 SH  PUT         SOLE        1,996,500
UNITED RENTALS INC                    COM            911363109    9,906     291,000 SH  PUT         SOLE          291,000
MICHAEL KORS HLDGS LTD                SHS            G60754101   13,213     315,800 SH  PUT         SOLE          315,800
ROCK-TENN CO                         CL A            772739207    5,291      97,000 SH  PUT         SOLE           97,000
SPDR S&P 500 ETF TR                 TR UNIT          78462F103   16,496     121,200 SH  PUT         SOLE          121,200
ISHARES TR                       RUSSELL 2000        464287655  123,724   1,555,100 SH  PUT         SOLE        1,555,100
GENERAL MTRS CO                *W EXP 07/10/201      37045V118      238      21,586 SH              SOLE           21,586
GENERAL MTRS CO                *W EXP 07/10/201      37045V126      146      21,586 SH              SOLE           21,586